Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2014
Variable Interest Entity [Line Items]
Equity earnings (losses)	$ 144	[1]	$ 134	[1]	$ 111	[1]
Laurel Mountain [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	69.00%
Caiman Energy II LLC [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	58.00%
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	113		130	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	52		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	3		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,794		1,113	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Goodwill [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	103		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Intangible assets, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,493		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Other noncurrent assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	14		0
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(48)		(146)	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(36)		(3)	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Current deferred revenue [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(45)		(10)	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred income taxes [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(13)		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Asset retirement obligation [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(94)		0	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred revenue associated with customer advance payments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(395)		(115)	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	150
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company Llc [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company Llc [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	628
Variable Interest Entity, Primary Beneficiary [Member] | Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Variable Interest Entity, Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Bluegrass Pipeline Company Llc [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%
Deconsolidation, Gain (Loss), Amount							0
Equity earnings (losses)							(67)
Variable Interest Entity, Not Primary Beneficiary [Member] | Moss Lake [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%
Equity earnings (losses)							$ (4)

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)
[2]	Amounts presented for December 31, 2013, include balances related to Bluegrass Pipeline. See discussion of the subsequent deconsolidation of Bluegrass Pipeline below.